Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not have any formal written policy that requires us to grant, or avoid granting, equity-based compensation to our executive officers and directors at certain times. In all cases, the timing of grants of equity awards, including stock options and RSUs, occurs independent of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation. It is our practice to grant equity awards, including stock options and RSUs, to employees during open trading windows. In 2025, no named executive officer was granted stock options during any period beginning four business days before, and ending one business day after, the filing of a periodic report on Form 10-Q or annual report on Form 10-K, or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information.

Award Timing Method	We do not have any formal written policy that requires us to grant, or avoid granting, equity-based compensation to our executive officers and directors at certain times. In all cases, the timing of grants of equity awards, including stock options and RSUs, occurs independent of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation. It is our practice to grant equity awards, including stock options and RSUs, to employees during open trading windows.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	In all cases, the timing of grants of equity awards, including stock options and RSUs, occurs independent of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation.
MNPI Disclosure Timed for Compensation Value	false